Expense Example - Anydrus Advantage ETF [Member]	Jul. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 218
Expense Example, with Redemption, 3 Years	690
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	$ 2,558